FINANCIAL INSTRUMENTS (Details 2) - Trade accounts receivable - Credit concentration - Three largest customers - item	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Significant Customers and Concentration of Credit Risk
Number of largest customers	3	3
Concentration risk (as a percent)	48.40%	68.50%